Note Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Note Payable

NOTE 6 NOTE PAYABLE

On March 1, 2019, the Company entered into an unsecured promissory note with Notre Dame - an unrelated party in the amount of $265,244 in exchange for outstanding account payable due to the debtor. Pursuant to the terms of the note, the note bears 10% interest per year from the date of default until the date the loan is paid in full. The term of the loan is twenty four months. The loan repayment commenced immediately over a twenty-four month period according to the following table. During the three months ended March 31, 2020, the Company paid $15,000 of the loan balance (See Note 8 (A)):

1. $1,000 per month for the first six months;

2. $2,000 per month for the months seven and eight;

3. $5,000 per month for months nine through twenty three; and,

4. Final payment of all remaining balance, in the amount of $180,224 in month 24.

NOTE 6 NOTE PAYABLE

On March 1, 2019, the Company entered into an unsecured promissory note with Notre Dame - an unrelated party in the amount of $265,244 in exchange for outstanding account payable due to the debtor. Pursuant to the terms of the note, the note bears 10% interest per year from the date of default until the date the loan is paid in full. The term of the loan is twenty four months. The loan repayment commenced immediately over a twenty-four month period according to the following table. During the year ended December 31, 2019, the Company paid $20,000 of the loan balance (See Note 8 (A)):

1. $1,000 per month for the first six months;

2. $2,000 per month for the months seven and eight;

3. $5,000 per month for months nine through twenty three; and,

4. Final payment of all remaining balance, in the amount of $180,224 in month 24.